Stock-Based Compensation Plans - Stock Options (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (shares)	1.5	1.9
Stock options weighted average exercise price (CAD per share)	$ 48.96	$ 48.12
Options vested, number of options (shares)	1.4	1.6
Options vested, weighted average exercise price (CAD per share)	$ 48.87	$ 47.19
Options exercised (shares)	0.4	0.3
Proceeds from stock options exercised	$ 15	$ 13
Stock options, intrinsic value	$ 5	$ 6
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	10 years
Expiration period after death or retirement	3 years
Award vesting period	4 years